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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number:   811-21553

ING Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                        February 28

Date of reporting period:                     May 31, 2006

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Global Equity Dividend and Premium Opportunity Fund

The schedules are not audited.

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.0%

		Australia: 6.9%
1,343,989		Australia & New Zealand Banking Group Ltd.	$26,893,739
1,689,719		Coca-Cola Amatil Ltd.	8,950,303
2,106,275		Foster’s Group Ltd.	8,464,358
2,929,816		GPT Group	9,012,161
669,323		Publishing & Broadcasting Ltd.	9,401,223
1,084,404		Santos Ltd.	9,444,043
619,290		SunCorp.-Metway Ltd.	8,741,762
789,683		TABCorp. Holdings Ltd.	9,085,756
687,161		Wesfarmers Ltd.	18,042,400
1,436,208		Westfield Group	17,631,961
			125,667,706

		Belgium: 1.5%
774,629		Fortis	28,345,059
			28,345,059

		Brazil: 2.3%
304,784		Cia Siderurgica Nacional SA ADR	9,045,989
167,288	@	Petroleo Brasileiro SA ADR - Class A	12,774,112
145,019		Petroleo Brasileiro SA ADR	12,594,900
535,124		Tele Norte Leste Participacoes SA ADR	7,020,827
			41,435,828

		Canada: 3.1%
230,676	L	Enerplus Resources Fund	12,857,880
703,917		Fording Canadian Coal Trust	24,637,095
632,720		TransCanada Corp.	19,252,573
			56,747,548

		China: 1.5%
26,045,184		PetroChina Co. Ltd.	28,181,677
			28,181,677

		Denmark: 1.4%
671,184		Danske Bank A/S	25,696,952
			25,696,952

		France: 1.0%
836,313		France Telecom SA	18,649,711
			18,649,711

		Germany: 3.0%
1,663,805		Deutsche Telekom AG	27,082,595
243,317		EON AG	28,252,583
			55,335,178

		Greece: 0.5%
256,010		OPAP SA	8,714,206
			8,714,206

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)

Shares		Value

COMMON STOCK: 96.0% (continued)
	Hong Kong: 1.5%
1,565,000	CLP Holdings Ltd.	8,972,849
1,447,000	Hang Seng Bank Ltd.	18,168,835
		27,141,684

	Ireland: 1.0%
1,024,044	Bank of Ireland	18,328,024
		18,328,024

	Israel: 0.5%
1,788,755	Bank Hapoalim Ltd.	8,331,165
		8,331,165

	Italy: 8.9%
4,491,048	Banca Intesa S.p.A.	26,142,818
4,205,838	Enel S.p.A.	37,583,594
927,365	ENI-Ente Nazionale Idrocarburi S.p.A.	28,029,744
759,510	Mediaset S.p.A.	8,833,592
13,638,345	Telecom Italia S.p.A.	34,889,707
3,516,107	UniCredito Italiano S.p.A.	26,863,204
		162,342,659

	Netherlands: 4.4%
969,790	ABN Amro Holding NV	26,855,541
835,199	Royal Dutch Shell PLC	27,746,864
2,317,288	Royal KPN NV	26,677,417
		81,279,822

	New Zealand: 0.7%
4,756,179	Telecom Corp. of New Zealand Ltd.	13,769,868
		13,769,868

	Singapore: 0.5%
948,940	United Overseas Bank Ltd.	9,000,386
		9,000,386

	South Africa: 1.5%
1,181,299	Standard Bank Group Ltd.	13,783,665
615,546	Telkom SA Ltd.	13,165,243
		26,948,908

	South Korea: 0.5%
125,324	S-Oil Corp.	9,006,609
		9,006,609

	Sweden: 2.0%
201,591	Scania AB	8,776,620
585,657	Volvo AB	28,761,462
		37,538,082

	Thailand: 0.4%
1,173,200	Siam Cement PLC	7,498,323
		7,498,323

	United Kingdom: 14.6%
1,937,971	Aviva PLC	26,897,371
3,864,384	BBA Group PLC	17,801,847
2,322,773	BP PLC	27,397,162
1,094,220	British American Tobacco PLC	27,377,688
1,671,929	Diageo PLC	27,461,800
6,151,050	Dixons Group PLC	22,450,996

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend and Premium Opportunity Fund	as of May 31, 2006 (Unaudited)

Shares			Value

COMMON STOCK: 96.0% (continued)
970,587		GlaxoSmithKline PLC	26,858,456
1,482,144		GUS PLC	25,668,237
816,007		Provident Financial PLC	9,279,494
859,830		Royal Bank of Scotland Group PLC	27,758,644
2,290,522		United Utilities PLC	28,347,985
			267,299,680

		United States: 38.3%
527,038		Altria Group, Inc.	38,131,199
382,784		Ameren Corp.	18,943,980
258,600		American Capital Strategies Ltd.	8,857,050
1,093,511		AT&T, Inc.	28,496,897
758,874		Bank of America Corp.	36,729,502
845,773		BellSouth Corp.	28,561,754
759,487		Citigroup, Inc.	37,442,709
740,287		Citizens Communications Co.	9,386,839
973,680		ConAgra Foods, Inc.	22,005,168
439,998		Consolidated Edison, Inc.	19,403,912
184,485		Developers Diversified Realty Corp.	9,436,408
1,011,962		Duke Energy Corp.	28,557,568
802,582		EI Du Pont de Nemours & Co.	34,133,812
437,912		Equity Residential	19,311,919
502,647		Exelon Corp.	28,454,847
736,890		Keycorp	26,321,711
326,411		Kinder Morgan, Inc.	32,797,777
812,962		Merck & Co., Inc.	27,063,505
1,511,451		Pfizer, Inc.	35,760,931
230,119		Rayonier, Inc.	8,949,328
1,523,636		Sara Lee Corp.	25,856,103
358,602		Simon Property Group LP	28,555,477
1,200,383		Southern Co.	38,376,245
98,688	L	Southern Copper Corp.	8,403,283
336,494		Thornburg Mortgage, Inc.	9,182,921
875,766		US BanCorp.	27,034,896
637,218		UST, Inc.	28,043,964
800,876		Washington Mutual, Inc.	36,768,217
			700,967,922

		Total Common Stock
		(Cost $1,733,279,557)	1,758,226,997

No. of Contracts			Value

PUT OPTIONS: 0.8%

		Australia: 0.0%
7,700		S&P/ASK 200 Index, strike price 4,774 AUD, expires 06/16/06	107,197
7,700		S&P/ASK 200 Index, strike price 4,977 AUD, expires 07/21/06	675,372
22,500,000	(1)	Australian Dollar Currency Option, strike price .6875 AUD, expires 06/22/06	66
20,000,000	(1)	Australian Dollar Currency Option, strike price .715 AUD, expires 07/26/06	28
40,000,000	(1)	Australian Dollar Currency Option, strike price .6775 AUD, expires 06/26/06	100,857
			883,520

		European Union: 0.3%
18,000		Dow Jones Euro Stoxx 50 Index, strike price 3,607 EURO, expires 07/21/06	2,451,929
18,500		Dow Jones Euro Stoxx 50 Index, strike price 3,350 EURO, expires 08/18/06	1,312,902
15,000		Dow Jones Euro Stoxx 50 Index, strike price 3,564 EURO, expires 06/16/06	784,869
92,000,000	(2)	European Union Currency Option, strike price 1.174 EURO, expires 06/22/06	26
90,000,000	(2)	European Union Currency Option, strike price 1.205 EURO, expires 07/26/06	49,430
			4,599,156

PORTFOLIO OF INVESTMENTS

ING Global Equity Dividend and Premium Opportunity Fund	as of (Unaudited)

No. of Contracts			Value

PUT OPTIONS: 0.8% (continued)
		United Kingdom: 0.2%
4,900		Financial Times 100 Index, strike price 5,288 GBP, expires 08/18/06	663,888
5,800		Financial Times 100 Index, strike price 5,699 GBP, expires 06/16/06	918,110
4,900		Financial Times 100 Index, strike price 5,840 GBP, expires 07/21/06	1,904,782
92,000,000	(3)	United Kingdom Currency Option, strike price 1.695 GBP, expires 06/22/06	1
60,000,000	(3)	United Kingdom Currency Option, strike price 1.73 GBP, expires 07/26/06	7,802
			3,494,583

		United States: 0.3%
118,000		S&P 500® Index, strike price 1,240 USD, expires 06/16/06	987,767
113,000		S&P 500® Index, strike price 1,201 USD, expires 08/18/06	1,553,652
112,500		S&P 500® Index, strike price 1,256 USD, expires 07/21/06	2,334,112
			4,875,531

		Total Put Options
		(Cost $10,536,216)	13,852,790

WARRANTS: 1.9%

		Taiwan: 1.9%
17,706,600	@	China Steel Corp., due 08/07/06	16,858,164
5,864,720	@	Formosa Chemicals & Fibre Corp., due 10/26/10	9,148,963
13,305,000	@ #	Mega Financial Holdings Co. Ltd., due 01/26/07	9,579,600
			35,586,727

		Total Warrants
		(Cost $36,685,349)	35,586,727

		Total Long-Term Investments:
		(Cost $1,780,501,122)	1,807,666,514

Principal Amount				Value

SHORT-TERM INVESTMENTS:

		Securities Lending Collateralcc:0.3%
$4,950,452		The Bank of New York Institutional Cash Reserves Fund		$4,950,452

		Total Short-term Investments
		(Cost $4,950,452)		4,950,452

		Total Investments in Securities
		(Cost $1,785,451,574)*	99.0%	$1,812,616,966
		Other Assets and Liabilities-Net	1.0	18,741,287
		Net Assets	100.0%	$1,831,358,253

	@	Non-income producing security
	ADR	American Depositary Receipt
	#

Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. These securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at May 31, 2006.
	(1)	Number of contracts are denominated in Australian Dollars.
	(2)	Number of contracts are denominated in European Union Dollars.
	(3)	Number of contracts are denominated in Great British Pound Sterling.
	*	Cost for federal income tax purposes is $1,803,020,921.
		Net unrealized appreciation consists of:
		Gross Unrealized Appreciation		$73,043,557
		Gross Unrealized Depreciation		(63,447,512)
		Net Unrealized Appreciation		9,596,045

Industry	Percentage of Net Assets

Agriculture	5.1%
Auto Manufacturers	2.0
Banks	19.9
Beverages	2.5
Building Materials	0.4
Chemicals	2.4
Coal	1.3
Currency Option	0.0
Diversified Financial Services	3.1
Electric	11.4
Entertainment	1.0
Food	2.6
Forest Products & Paper	0.5
Index Option	0.7
Insurance	1.5
Investment Companies	0.5
Iron/Steel	1.4
Media	1.0
Mining	0.5
Miscellaneous Manufacturing	2.0
Oil & Gas	9.2
Pharmaceuticals	4.9
Pipelines	2.8
Real Estate	1.5
Real Estate Investment Trust	3.1
Retail	2.6
Savings & Loans	2.0
Telecommunications	11.3
Water	1.5
Securities Lending Collateral	0.3
Other Assets and Liabilities	1.0
Net Assets	100.0%

No. of Contracts		Expiration Date	Strike Price/Rate		Premiums Received	Value
WRITTEN OPTIONS

Call Options Written
300,000	Publishing and Broadcasting Ltd.	6/28/2006	18.50	AUD	$123,063	$91,703
820,000	Carnival Corp	6/28/2006	6.84	AUD	126,061	153,661
945,000	FMC Gold Co	6/28/2006	5.65	AUD	118,831	17,808
475,000	Statoil ASA	6/28/2006	11.38	AUD	168,628	154,410
283,000	Sunoco, Inc.	6/28/2006	19.75	AUD	108,495	8,662
650,000	Western Digital Corp	6/28/2006	16.77	AUD	198,857	39,923
307,000	Danske Bank A/S	6/28/2006	228.57	DKK	309,963	113,292
442,000	ABN AMRO Holding NV	6/28/2006	21.67	EURO	387,807	304,274
380,000	Call Now, Inc.	6/28/2006	25.50	EURO	372,401	361,173
762,000	DTE Energy Co.	6/28/2006	12.58	EURO	365,084	353,778
111,000	Empire Of America Realty CRD	6/28/2006	86.98	EURO	428,011	636,690
419,000	Enersis SA/Chile	6/28/2006	22.38	EURO	341,916	820,457
1,925,000	Engineered Electrs, Inc.	6/28/2006	6.32	EURO	441,418	1,625,554
383,000	France Telecom SA	6/28/2006	17.00	EURO	263,573	944,534
349,000	Hartford Income Shares Fund. Inc.	6/28/2006	26.72	EURO	376,760	989,105
341,000	Morgan Stanley	6/28/2006	8.95	EURO	119,694	123,761
1,074,000	Royal KPN NV	6/28/2006	8.98	EURO	469,164	360,944
2,097,000	Sames Corp	6/28/2006	4.55	EURO	439,757	5,306,181
6,556,000	Timetron Corp	6/28/2006	1.98	EURO	529,109	480,129
1,620,000	United Cos Financial Corp	6/28/2006	5.87	EURO	416,098	444,998
881,000	Alaya Inc.	6/28/2006	7.31	GBP	395,407	454,674
503,000	BlackRock Advantage Term Trust	6/28/2006	13.27	GBP	357,080	454,059
1,044,000	BP PLC	6/28/2006	6.19	GBP	389,614	428,794
2,750,000	DSG International PLC	6/28/2006	2.01	GBP	365,380	77,706
762,000	Mclntyre Global Equity Fund	6/28/2006	8.72	GBP	315,347	309,190
388,000	Royal Bank of Scotland Group PLC	6/28/2006	16.92	GBP	379,823	434,331
11,000,000	PetroChina Co Ltd,	6/28/2006	8.70	HKD	515,880	167,952
95,000	Scania AB	6/28/2006	314.85	SEK	129,702	101,367
254,000	Volvo AB	6/28/2006	354.24	SEK	443,137	333,739
425,000	United Overseas Bank Ltd.	6/28/2006	15.60	SGD	102,986	145,640
237,000	Attria Group. Inc.	6/28/2006	71.44	USD	633,234	674,057
125,000	American Capital Strategies Ltd.	6/28/2006	33.29	USD	167,125	211,992
492,000	AT&T Inc.	6/28/2006	25.08	USD	344,400	610,292
341,000	Bank of America Corp	6/28/2006	47.85	USD	398,970	694,632
130,000	Cia Siderurgica Nacional SA	6/28/2006	31.25	USD	256,750	99,237
342,000	Citigroup, Inc.	6/28/2006	49.05	USD	385,844	424,784
325,000	Citizens Communications Co.	6/28/2006	12.67	USD	100,750	199,482
201,000	Consolidated Edison, Inc.	6/28/2006	41.63	USD	192,458	573,688
82,000	Developers Diversified Realty Corp	6/28/2006	49.16	USD	109,880	282,750
453,000	Duke Energy Corp	6/28/2006	27.53	USD	405,435	526,538
351,000	El Du Pont de Nemours & Co.	6/28/2006	43.32	USD	409,734	217,355
99,000	Enerplus Resources Fund	6/28/2006	49.61	USD	170,914	839,139
194,000	Equity Residential	6/28/2006	42.82	USD	252,200	579,673
344,000	Keycorp	6/28/2006	35.31	USD	316,480	313,902
14,000	Kinder Morgan, Inc.	6/28/2006	85.07	USD	347,480	2,298,459
366,000	Merck & Co., Inc.	6/28/2006	34.72	USD	393,933	228,690
140,000	Petroleo Braslleiro SA	6/28/2006	90.71	USD	678,160	199,072
680,000	Pfizer, Inc.	6/28/2006	24.01	USD	449,003	283,838
707,000	Sara Lee Corp	6/28/2006	17.30	USD	300,687	180,760
44,000	Southern Copper Corp.	6/28/2006	88.79	USD	247,280	136,534
266,000	Tele Norte Leste Participacces SA	6/28/2006	14.81	USD	226,100	38,804
403,000	US Bancorp	6/28/2006	31.17	USD	278,876	160,033
294,000	UST, Inc.	6/28/2006	42.53	USD	401,604	850,248
365,000	Washington Mutual, Inc.	6/28/2006	45.30	USD	429,970	513,776
2,750,000	TCC Industries, Inc.	6/28/2006	4.37	ZAR	205,722	306,703
	Total Premiums Received and
48,228,000	Total Liability for Call Options				$17,602,065	$27,731,927

Item 2. Controls and Procedures.

(a)     Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)     There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Global Equity Dividend and Premium Opportunity Fund

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 31, 2006

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 31, 2006